AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 99.0%
Consumer Discretionary - 11.7%
Asbury Automotive Group, Inc.*	26,942	$5,949,871
Boot Barn Holdings, Inc.*	50,191	5,392,019
Champion Homes, Inc.*	108,789	10,308,846
First Watch Restaurant Group, Inc.*,1	376,727	6,272,504
Grand Canyon Education, Inc.*	49,324	8,534,038
La-Z-Boy, Inc.	101,920	3,984,053
Oxford Industries, Inc.[1]	67,462	3,957,995
Patrick Industries, Inc.[1]	86,905	7,348,687
Revolve Group, Inc.*	108,381	2,329,108
Texas Roadhouse, Inc.	53,249	8,872,881
Tri Pointe Homes, Inc.*	192,843	6,155,549

Total Consumer Discretionary		69,105,551
Consumer Staples - 3.3%
Central Garden & Pet Co., Class A*	264,580	8,659,703
Utz Brands, Inc.	365,729	5,149,464
The Vita Coco Co., Inc.*	179,853	5,512,495

Total Consumer Staples		19,321,662
Energy - 4.8%
ChampionX Corp.	145,373	4,332,115
Chord Energy Corp.	54,657	6,160,937
Magnolia Oil & Gas Corp., Class A	371,289	9,378,760
Matador Resources Co.	163,994	8,378,454

Total Energy		28,250,266
Financials - 16.8%
Ameris Bancorp	150,820	8,682,707
The Baldwin Insurance Group, Inc.*	147,982	6,613,316
Cathay General Bancorp	145,136	6,245,202
Cohen & Steers, Inc.	72,684	5,832,891
Flywire Corp.*	412,433	3,918,114
Glacier Bancorp, Inc.	85,204	3,767,721
Horace Mann Educators Corp.	201,753	8,620,906
Houlihan Lokey, Inc.	58,800	9,496,200
Independent Bank Corp.	81,462	5,103,594
OceanFirst Financial Corp.	309,295	5,261,108
Pacific Premier Bancorp, Inc.	243,008	5,180,931
Perella Weinberg Partners	216,199	3,978,062
Seacoast Banking Corp. of Florida	235,922	6,070,273
Stifel Financial Corp.	91,813	8,654,293
Texas Capital Bancshares, Inc.*	60,975	4,554,832
UMB Financial Corp.	72,090	7,288,299

Total Financials		99,268,449
	Shares	Value
Health Care - 18.7%
Agios Pharmaceuticals, Inc.*	120,613	$3,533,961
Arcutis Biotherapeutics, Inc.*	284,806	4,454,366
Artivion, Inc.*,1	205,168	5,043,029
AtriCure, Inc.*	181,641	5,859,739
Azenta, Inc.*	79,934	2,768,914
BioCryst Pharmaceuticals, Inc.*	529,317	3,969,877
Crinetics Pharmaceuticals, Inc.*	106,550	3,573,687
Globus Medical, Inc., Class A*	129,888	9,507,802
Halozyme Therapeutics, Inc.*,1	107,072	6,832,264
HealthEquity, Inc.*	93,507	8,263,214
ICU Medical, Inc.*	18,510	2,570,299
Insmed, Inc.*	107,158	8,175,084
Intra-Cellular Therapies, Inc.*	27,958	3,688,219
Medpace Holdings, Inc.*	23,361	7,117,863
Phreesia, Inc.*	256,436	6,554,504
SpringWorks Therapeutics, Inc.*	127,450	5,624,368
Supernus Pharmaceuticals, Inc.*	244,968	8,022,702
Tandem Diabetes Care, Inc.*	260,050	4,982,558
US Physical Therapy, Inc.	64,456	4,664,036
Veracyte, Inc.*	196,406	5,823,438

Total Health Care		111,029,924
Industrials - 17.0%
Cadre Holdings, Inc.	151,287	4,479,608
CBIZ, Inc.*	138,451	10,502,893
Chart Industries, Inc.*	38,689	5,585,144
Ducommun, Inc.*	77,009	4,468,832
Enerpac Tool Group Corp.	143,276	6,427,361
Gates Industrial Corp. PLC*	242,275	4,460,283
Hillman Solutions Corp.*	654,606	5,753,987
ITT, Inc.	50,840	6,566,494
Primoris Services Corp.	124,929	7,172,174
RBC Bearings, Inc.*	39,248	12,628,829
Schneider National, Inc., Class B	125,795	2,874,416
SPX Technologies, Inc.*	78,858	10,155,333
Sterling Infrastructure, Inc.*	62,998	7,132,004
Thermon Group Holdings, Inc.*	140,719	3,919,024
UFP Industries, Inc.	83,172	8,902,731

Total Industrials		101,029,113
Information Technology - 13.0%
Advanced Energy Industries, Inc.	55,129	5,254,345
Allegro MicroSystems, Inc.*	188,188	4,729,164
Appfolio, Inc., Class A*	35,301	7,762,690

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 13.0% (continued)
The Descartes Systems Group, Inc. (Canada)*	92,896	$9,366,704
Endava PLC, Sponsored ADR (United Kingdom)*	152,598	2,977,187
Intapp, Inc.*	203,377	11,873,149
MACOM Technology Solutions Holdings, Inc.*	105,163	10,556,262
Novanta, Inc.*	62,003	7,928,324
PAR Technology Corp.*,1	74,465	4,567,683
Silicon Laboratories, Inc.*	45,089	5,075,669
Viavi Solutions, Inc.*	634,034	7,094,840

Total Information Technology		77,186,017
Materials - 5.2%
Avient Corp.	205,021	7,618,580
Balchem Corp.	50,209	8,334,694
Minerals Technologies, Inc.	87,445	5,558,879
Silgan Holdings, Inc.	182,953	9,352,557

Total Materials		30,864,710
Real Estate - 5.9%
Agree Realty Corp., REIT [1]	89,017	6,871,222
Independence Realty Trust, Inc., REIT	304,094	6,455,915
National Health Investors, Inc., REIT	75,523	5,578,129
Ryman Hospitality Properties, Inc., REIT	68,577	6,270,681
	Shares	Value

STAG Industrial, Inc., REIT	272,947	$9,858,846

Total Real Estate		35,034,793
Utilities - 2.6%
IDACORP, Inc.	56,994	6,623,843
Northwestern Energy Group, Inc.	149,748	8,665,917

Total Utilities		15,289,760

Total Common Stocks (Cost $438,112,336)		586,380,245

	Principal Amount
Short-Term Investments - 0.7%
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp., dated 03/31/25, due 04/01/25, 4.100% total to be received $4,293,489 (collateralized by a U.S. Treasury Note, 4.125%, 11/30/29, totaling $4,378,948)	$4,293,000	4,293,000

Total Short-Term Investments (Cost $4,293,000)		4,293,000
Total Investments - 99.7% (Cost $442,405,336)		590,673,245
Other Assets, less Liabilities - 0.3%		1,711,574
Net Assets - 100.0%		$592,384,819

*	Non-income producing security.
[1]	Some of these securities, amounting to $31,304,554 or 5.3% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$586,380,245	—	—	$586,380,245
Short-Term Investments
Repurchase Agreements	—	$4,293,000	—	4,293,000
Total Investments in Securities	$586,380,245	$4,293,000	—	$590,673,245

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$31,304,554	—	$32,028,448	$32,028,448
The following table summarizes the securities received as collateral for securities lending at March 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	04/30/25-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.